SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		3 Months Ended		9 Months Ended		12 Months Ended	90 Months Ended
	Oct. 05, 2017 $ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares
Accounting Policies [Abstract]
Bad debt expense | $
Advertising expenses | $
Reverse stock split ratio	50
Common stock, par value per share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Net (Loss)/Income | $		$ (72,144)	$ (66,972)	$ (43,374)	$ (164,243)	$ (924,556)	$ (2,056,714)
Basic weighted average shares | shares				20,062,063	1,476,431
Effect of dilutive securities | shares
Diluted weighted average shares | shares				20,062,063	1,476,431
Basic earnings per share: | $ / shares				$ (0.22)	$ (11.12)
Diluted earnings per share: | $ / shares				$ (0.22)	$ (11.12)